Operating Lease (Details 1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2021 (remainder of year)	$ 604,279	$ 540,000
2022	923,945	540,000
2023	933,493	540,000
2024	538,041	135,000
2025	413,168
Thereafter	565,936
Total lease payments	3,978,862	1,755,000
Less imputed interest	(511,616)	(176,765)
Total lease liability	$ 3,467,246	$ 1,578,235